Annual Fund Operating Expenses - Great-West SecureFoundation Lifetime 2035 Fund	Apr. 30, 2021	[1]
Institutional
Operating Expenses:
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	none
Shareholder Services Fees	none
Acquired Fund Fees and Expenses	0.17%	[2]
Total Annual Fund Operating Expenses	0.29%	[3]
Fee Waiver and Expense Reimbursement	0.02%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.27%
Investor
Operating Expenses:
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.35%
Shareholder Services Fees	0.35%
Acquired Fund Fees and Expenses	0.17%	[2]
Total Annual Fund Operating Expenses	0.64%	[3]
Fee Waiver and Expense Reimbursement	0.02%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.62%
Service
Operating Expenses:
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.10%
Total Other Expenses	0.35%
Shareholder Services Fees	0.35%
Acquired Fund Fees and Expenses	0.17%	[2]
Total Annual Fund Operating Expenses	0.74%	[3]
Fee Waiver and Expense Reimbursement	0.02%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.72%

[1]	The fees and expenses of the Fund have been restated to reflect fee and expense changes that will be effective on April 30, 2021.
[2]	The Acquired Fund Fees and Expenses are estimated for Institutional Class shares because the class has not yet commenced operations.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The investment adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or the investment adviser upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.